Cash and cash equivalents and short-term deposit (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents and Short-Term Deposit [Abstract]
Schedule of cash and cash equivalents and short-term deposit
	December 31, 2021		June 30, 2022
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	3,195	3,195	4,553	4,553
RMB	13,433	2,107	18,571	2,767
HKD	5,791	743	6,955	886
Others		2,019		3,974
Total		8,064		12,180